Other Financial Assets and Liabilities - Summary of Hedged items (Detail) - Derivatives [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	₩ 2,643,046	₩ 2,673,253
Changes in fair value to calculate the ineffective portion of hedges	151,817	(60,696)
Cash flow hedge reserves	19,779	(7,609)
USD
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	1,924,576	1,822,477
Changes in fair value to calculate the ineffective portion of hedges	133,978	(45,855)
Cash flow hedge reserves	19,641	(5,214)
JPY
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	484,960	850,776
Changes in fair value to calculate the ineffective portion of hedges	4,228	(14,841)
Cash flow hedge reserves	(2,569)	₩ (2,395)
SGD
Disclosure of detailed information about hedged items [line items]
Book value of hedged items	233,510
Changes in fair value to calculate the ineffective portion of hedges	13,611
Cash flow hedge reserves	₩ 2,707